UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21132
Investment Company Act File Number

Investment Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures

Item 1. Schedule of Investments

Investment Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 57.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.509%, with various maturities to 2037(1)	$3,446	$3,545,624
2.522%, with various maturities to 2022(1)	5,430	5,555,004
2.661%, with maturity at 2035(1)	8,818	9,048,742
2.932%, with maturity at 2035(1)	6,361	6,533,946
3.125%, with maturity at 2034(1)	3,103	3,188,250
3.138%, with maturity at 2020(1)	1,310	1,337,824
3.279%, with maturity at 2023(1)	2,759	2,828,063
3.361%, with maturity at 2032(1)	2,591	2,656,068
3.404%, with maturity at 2029(1)	1,858	1,901,271
3.671%, with maturity at 2022(1)	613	634,772
3.842%, with maturity at 2034(1)	1,395	1,453,761
4.098%, with maturity at 2037(1)	3,352	3,493,473
4.268%, with maturity at 2025(1)	2,422	2,523,764
4.314%, with maturity at 2030(1)	2,465	2,569,345
4.50%, with maturity at 2018	7,371	7,763,828
5.00%, with maturity at 2014	1,437	1,520,793
5.50%, with various maturities to 2017	1,576	1,693,686
5.793%, with maturity at 2032(1)	1,080	1,117,541
6.00%, with various maturities to 2035(2)	20,529	22,189,178
6.50%, with various maturities to 2030	1,156	1,260,402
7.00%, with various maturities to 2035	3,109	3,484,860
7.50%, with various maturities to 2017	2,357	2,541,716
8.00%, with various maturities to 2025	639	719,993
9.25%, with maturity at 2017	8	8,840

		$89,570,744

Federal National Mortgage Association:
2.509%, with various maturities to 2035(1)	$7,151	$7,393,361
2.522%, with maturity at 2032(1)	3,328	3,436,767
2.965%, with maturity at 2031(1)	6,642	6,828,598
2.974%, with maturity at 2037(1)	7,646	7,923,610
3.080%, with maturity at 2018(1)	115	117,468
3.175%, with maturity at 2031(1)	9,337	9,560,800
3.243%, with maturity at 2036(1)	845	868,862
3.295%, with maturity at 2019(1)	3,286	3,374,102
3.344%, with various maturities to 2027(1)	1,157	1,192,109
3.356%, with maturity at 2018(1)	741	757,650
3.376%, with maturity at 2020(1)	1,143	1,172,905
3.387%, with maturity at 2030(1)	2,155	2,245,657
3.503%, with maturity at 2030(1)	1,532	1,583,248
3.600%, with maturity at 2036(1)	3,127	3,210,130
3.645%, with maturity at 2030(1)	5,737	5,979,102
3.847%, with maturity at 2029(1)	695	715,061
3.851%, with maturity at 2040(1)	2,378	2,473,790
3.860%, with maturity at 2034(1)	9,538	9,935,584
3.925%, with maturity at 2036(1)	882	905,208
3.942%, with maturity at 2034(1)	6,170	6,429,871
3.952%, with maturity at 2018(1)	96	98,021
3.977%, with maturity at 2021(1)	1,593	1,660,262
4.005%, with maturity at 2035(1)	4,165	4,340,661
4.104%, with maturity at 2033(1)	2,230	2,324,096
4.326%, with maturity at 2035(1)	2,986	3,112,416
4.334%, with maturity at 2036(1)	5,061	5,274,862
4.477%, with maturity at 2021(1)	2,500	2,593,444

	Principal
	Amount
Security	(000’s omitted)	Value
4.50%, with various maturities to 2018	$25,668	$26,966,669
4.859%, with maturity at 2034(1)	6,914	7,205,780
5.00%, with various maturities to 2018	2,516	2,675,379
5.009%, with maturity at 2034(1)	2,408	2,509,684
5.50%, with various maturities to 2017	5,827	6,249,091
6.00%, with various maturities to 2031	7,154	7,718,378
6.319%, with maturity at 2032(1)	939	978,854
6.50%, with various maturities to 2019	2,260	2,413,120
7.00%, with various maturities to 2033	7,004	7,773,466
8.00%, with maturity at 2023	234	269,262
9.00%, with maturity at 2011	3	3,148
9.50%, with maturity at 2022	898	1,060,893
9.506%, with maturity at 2018(3)	572	660,756

		$161,992,125

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$1,280	$1,318,893
8.25%, with maturity at 2020	417	479,900
9.00%, with maturity at 2017	458	524,649

		$2,323,442

Total Mortgage Pass-Throughs (identified cost $248,501,150)		$253,886,311

Collateralized Mortgage Obligations — 5.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.744%, 10/15/22(4)	$131	$127,695
Series 2135, Class JZ, 6.00%, 3/15/29	7,381	7,968,803

		$8,096,498

Federal National Mortgage Association:
Series G93-17, Class FA, 1.25%, 4/25/23(4)	$273	$277,359
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,272	1,390,334
Series G97-4, Class FA, 1.05%, 6/17/27(4)	888	899,328
Series 296, (Interest Only), Class 2, 7.156%, 4/1/24(5)	3,926	938,499
Series 1993-203, Class PL, 6.50%, 10/25/23	1,652	1,812,548
Series 1993-250, Class Z, 7.00%, 12/25/23	485	532,330
Series 1994-14, Class F, 3.694%, 10/25/23(4)	1,621	1,671,121
Series 2001-4, Class GA, 10.018%, 4/17/25(3)	320	369,836
Series 2009-48, Class WA, 5.84%, 7/25/39(3)	3,362	3,629,829
Series 2009-62, Class WA, 5.559%, 8/25/39(3)	4,572	4,910,933

		$16,432,117

Government National Mortgage Association:
Series 2000-30, Class F, 0.783%, 12/16/22(4)	$1,599	$1,613,224

Total Collateralized Mortgage Obligations (identified cost $25,375,312)		$26,141,839

Commercial Mortgage-Backed Securities — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,516,292
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	2,959	2,975,174
CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	3,380	3,461,075

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	$3,100	$3,110,330
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	842	851,305
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	558	573,553
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	7,000	7,100,036
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,840	1,844,686
MLMT, Series 2006-C2, Class A1, 5.601%, 8/12/43	331	335,953
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	4,400	4,467,001

Total Commercial Mortgage-Backed Securities (identified cost $28,037,318)		$28,235,405

U.S. Government Agency Obligations — 18.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Bank:
5.365%, with maturity at 2024	$8,000	$8,972,088
5.375%, with various maturities to 2024	13,635	15,148,431
5.75%, with maturity at 2026	12,000	13,645,836

		$37,766,355

United States Agency for International Development - Israel:
0.00%, with various maturities to 2021	$35,890	$23,549,080
5.50%, with maturity at 2024	17,000	18,801,286

		$42,350,366

Total U.S. Government Agency Obligations (identified cost $79,088,569)		$80,116,721

U.S. Treasury Obligations — 6.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Notes, 1.375%, 9/15/12	$30,000	$30,142,980

Total U.S. Treasury Obligations (identified cost $29,918,911)		$30,142,980

Short-Term Investments — 9.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$21,399	$21,399,200
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	19,889	19,889,228

Total Short-Term Investments (identified cost $41,288,428)		$41,288,428

Total Investments — 103.3% (identified cost $452,209,688)		$459,811,684

Other Assets, Less Liabilities — (3.3)%		$(14,778,634)

Net Assets — 100.0%		$445,033,050

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	CS First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

(1)		Adjustable rate mortgage.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2010.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $377, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	590 U.S. 30 Year Treasury Bond	Short	$(70,374,419)	$(70,099,375)	$275,044
3/10	150 U.S. 10 Year Treasury Note	Short	(17,751,038)	(17,723,438)	27,600

					$302,644

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $302,644.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$452,726,914

Gross unrealized appreciation	$7,473,809
Gross unrealized depreciation	(389,039)

Net unrealized appreciation	$7,084,770

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$253,886,311	$—	$253,886,311
Collateralized Mortgage Obligations	—	26,141,839	—	26,141,839
Commercial Mortgage-Backed Securities	—	28,235,405	—	28,235,405
U.S. Government Agency Obligations	—	80,116,721	—	80,116,721
U.S. Treasury Obligations	—	30,142,980	—	30,142,980
Short-Term Investments	21,399,200	19,889,228	—	41,288,428

Total Investments	$21,399,200	$438,412,484	$—	$459,811,684

Futures Contracts	$302,644	$—	$—	$302,644

Total	$21,701,844	$438,412,484	$—	$460,114,328

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010